BUSINESS COMBINATIONS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 28, 2021
Fair Value			$ 401,250
2022		$ 319,884	60,640
2023		286,852	60,630
2024		133,328	46,760
2025			46,760
2026			46,760
Total	$ 313,654	823,495	261,550
Developed Technology [Member]
Fair Value			27,750
2022			13,880
2023			13,870
2024			0
2025			0
2026			0
Total	$ 13,870	3,460	27,750
Useful Life	2 years
Customer Relationships [Member]
Fair Value			233,800
2022			46,760
2023			46,760
2024			46,760
2025			46,760
2026			46,760
Total	$ 187,040	$ 151,970	233,800
Useful Life	5 years
Trademark/trade name [Member]
Fair Value			139,700
Useful Life	Indefinite
2022			0
2023			0
2024			0
2025			0
2026			0
Total			$ 0